Accumulated other comprehensive (loss)/income (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 86	$ 1,793	$ 2,741	$ 3,035	$ 1,793	$ 3,035
Other comprehensive income before reclassifications	(6)	(16)	(4)	1
Ending balance	(98)	86	2,533	2,741	(98)	2,533
Other comprehensive income tax					2	0
Accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(29)	(13)	(6)	(7)	(13)	(7)
Ending balance	(35)	(29)	(10)	(6)	(35)	(10)
Actuarial gain relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	1	1	0	1
Other comprehensive income before reclassifications	(7)	0	0	0
Ending balance	(7)	0	1	1	(7)	1
Share in unrealized loss from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(29)	(13)	(9)	(5)	(13)	(5)
Other comprehensive income before reclassifications	(1)	(16)	(5)	(4)
Ending balance	(30)	(29)	(14)	(9)	(30)	(14)
Change in debt component on Archer bond
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0	2	(3)	0	(3)
Other comprehensive income before reclassifications	2	0	1	5
Ending balance	$ 2	$ 0	$ 3	$ 2	$ 2	$ 3